OPERATING LEASES AND COMMITMENTS - Optional renewal term (Details)	Mar. 31, 2021	Dec. 31, 2020
CareMax Medical Group Tamarac
Operating Leased Assets [Line Items]
Optional Renewal Term	10 years	10 years
Managed Health Care Partners
Operating Leased Assets [Line Items]
Optional Renewal Term	25 years	25 years
CareMax Medical Group North Miami
Operating Leased Assets [Line Items]
Optional Renewal Term	25 years	25 years
CareMax Medical Group Hialeah
Operating Leased Assets [Line Items]
Optional Renewal Term	15 years	15 years
CareMax Medical Group Miami
Operating Leased Assets [Line Items]
Optional Renewal Term	15 years	15 years
CareMax Little Havana 1
Operating Leased Assets [Line Items]
Optional Renewal Term	51 years	51 years
CareMax East Hiahleah
Operating Leased Assets [Line Items]
Optional Renewal Term	25 years	25 years